Loan Receivable from Third Parties - Schedule of Loan Receivable From Third Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Receivable [Abstract]
Loan receivable from third parties, current		$ 75,797
Loan receivable from third parties, non current	443,787	98,560
Total	$ 443,787	$ 174,357